U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.


     1. Name and address of issuer: The Target Portfolio Trust, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

     2.   Name  of each series or class of funds for which this notice is filed:
          Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio, International Bond Portfolio, Total Return Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage Backed Securities Portfolio, U.S. Government Money Market Portfolio.

     3.   Investment Company Act File Number: 811-7064.
          Securities Act File Number: 33-50476.

     4. Last day of fiscal year for which this notice is filed: December 31, 1996.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]
     6.    Date  of termination of issuer's declaration under rule  24f-2(a)(1),
if        applicable     (see instruction A.6):                  N/A

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None/$0

     8.   Number  and  amount of securities registered during the   fiscal  year
          other than pursuant to rule 24f-2: None/$0

     9. Number and aggregate sale price of securities sold during the fiscal year:
          386,314,735/$1,022,894,732

          10.   Number  and aggregate sale price of securities sold during   the
          fiscal  year  in  reliance upon registration pursuant to  Rule  24f-2:
          386,314,735/$1,022,894,732



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction
     B.7):
     7,661,462/$87,859,155

12.  Calculation of registration fee:

     (I)       Aggregate sale price of securities
                    sold during the fiscal year in
                    reliance on Rule 24f-2 (from item 10):     $1,022,894,732

          (ii)      Aggregate price of shares issued in
          connection   with  dividend  reinvestment            +    87,859,155
plans (from item 11, if applicable):

     (iii)     Aggregate price of shares redeemed or
                    repurchased during the fiscal year
                       (if    applicable):

   (
961,659,585)

          (iv)      Aggregate price of shares redeemed or
                    repurchased and previously applied
                    as a reduction to filing fees
                    pursuant to rule 24e-2
                                             (if              applicable):
-0-

           (v)      Net aggregate price of securities
                    sold and issued during the fiscal
                    year in reliance of rule 24f-2
                    [line (I), plus line (ii), less line
          (iii), plus line (iv)]
          (if applicable):                                        149,094,302

          (vi)      Multiplier prescribed by section
                    6(b) of the Securities Act of 1933
                    or other applicable law or regulation
                       (see   instruction   C.6):

   X
1/3300

         (vii)       Fee due [line (i) or line (v)
                      multiplied   by  line   (vi)]:

   $
45,180.09


Instructions:   Issuers should complete lines (ii), (iii), (iv) and (v) only  if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.       Check box if fees are being remitted to the Commission's lockbox
 depository as        described in section 3a of the Commission's Rules of
Informal and Other Procedures (17 CFR 202.3a).

 [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 21, 1997

                              SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




/s/ S. Jane  Rose
By   S. Jane Rose, Secretary
     Date: February 26, 1997



                      THE TARGET PORTFOLIO TRUST
                       TREASURER'S CERTIFICATE


     The undersigned, Treasurer of The Target Portfolio Trust, a Delaware business trust (the "Fund"), does hereby certify as follows:

     1. For the fiscal year ended December 31, 1996 the Fund issued 393,976,197 shares of beneficial interest (386,314,735 shares in connection with sales of Fund shares and 7,661,462 shares in connection with the reinvestment of dividend and distributions).

     2. In respect of the issuance of such 393,976,197 shares, the Fund received cash consideration of $1,110,753,887 ($1,022,894,732 from the sales of Fund shares and $87,859,155 in connection with the reinvestment of dividends and distributions).

     3. With respect to each share issued, the Fund received cash consideration not less than the net asset value per share on the date issued and not less than $.001 per share.

     4. To the best of my knowledge and belief, the Fund is in good standing in the Commonwealth of Delaware.


     IN WITNESS WHEREOF, I have hereunto signed my name as Treasurer of the Fund.




Date:   February 26, 1997




(SEAL)

                                         /s/ Grace C. Torres
                                             Grace C. Torres




TARGET

The Target Portfolio Trust



                                                February 26, 1997
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Rule 24f-2 Notice for The Target Portfolio Trust
     (File No. 811-7064)

Gentlemen:

     On behalf of The Target Portfolio Trust, enclosed for filing under the Investment Company Act of 1940 are:

     (1)  One copy of the Rule 24f-2 Notice; and

     (2)  Opinion of counsel to the Fund

     These documents have also been filed using the EDGAR system.

     Fees in the amount of $45,180.09 have been sent to the Fund's lockbox effective February 24, 1997.

     Please acknowledge receipt of this filing by stamping a copy of this letter and returning it in the enclosed self-addressed postage paid envelope.


                              Very truly yours,




                               /s/ Marguerite E.H. Morrison
                              Marguerite E.H. Morrison
                              Assistant Secretary
MM/do
Encls.




e:\funds\tgt-24f2.not

The Target Portfolio Trust, Three Gateway Center, 100 Mulberry Street, Newark, N.J. 07102